INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	Dec. 29, 2022	Dec. 22, 2022
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		6,000,000
Sale of stock, price per share		$ 10.00
Sale of stock, description of transaction		Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one Ordinary shares upon the consummation of the Company’s initial business combination one right (“Public Right”).
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	900,000
Number of shares issued, value	$ 9,000,000